Segment reporting - Geographic information about the revenues (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 14,388,187	$ 13,020,037
China
Segment Reporting Information [Line Items]
Total revenues	12,887,262	11,827,380
Revenue from foreign countries
Segment Reporting Information [Line Items]
Total revenues	$ 1,500,925	$ 1,192,657